Stockholders' equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Preference shares [member]
IfrsStatementLineItems [Line Items]
Market value minimum	$ 31.42	$ 25.52
Market value weighted average	32.83	26.49
Market value maximum	33.66	27.13
Average cost	32.43	25.98
Market price per share	30.73	33.97
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Market price per share	$ 26.90	$ 28.84